15. STOCK OPTIONS (Details) - USD ($)	9 Months Ended	12 Months Ended
	Jun. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Aggregate Intrinsic Value
Aggregate Intrinsic Value Outstanding, End	$ 15,949,833
Stock Options
Shares:
Outstanding at beginning of period	2,182,668	15,404	50,908
Shares granted	255,000	2,180,000	0
Shares exercised	0		0
Shares forfeitures	0	(12,736)	(35,504)
Outstanding at end of period	2,437,668	2,182,668	15,404
Weighted Average Exercise Price:
Outstanding at beginning of period	$ 1.698	$ 14.675	$ 18.045
Shares granted	2.136	1.683	0.000
Shares exercised	0.000		0.000
Shares forfeitures	(0.000)	14.764	(19.507)
Outstanding at end of period	$ 1.744	$ 1.698	$ 14.675
Aggregate Intrinsic Value
Aggregate Intrinsic Value Outstanding, Beginning	$ 3,706,519	$ 226,059	$ 918,627
Aggregate Intrinsic Value Outstanding, Granted	$ 544,750	$ 3,668,500	$ 0
Aggregate Intrinsic Value Outstanding, Exercised	$ 0		$ 0
Aggregate Intrinsic Value Outstanding, Forefeitures	$ 0	$ (188,040)	$ (692,568)
Aggregate Intrinsic Value Outstanding, End	$ 4,251,269	$ 3,706,519	$ 226,059